Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Current portion	$ 604	$ 818
Long-term portion	5,625	1,152
Total lease liabilities	$ 6,229	$ 1,970